Income Taxes (Details 1) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Deferred tax assets (liabilities):
Deferred revenue	$ 0	$ 190,000
Deferred rent	5,000	0
Accrued expenses	445,000	73,000
Net operating loss carry forward	9,202,000	6,337,000
Intangibles	606,000	453,000
Share-based coompensation	327,000	0
Acquired in-process research and development	0	(2,779,000)
Unrealized loss on investment	360,000	0
Warrant liability	153,000	0
Inventory	192,000	0
Allowance for doubtful accounts	15,000	0
Total deferred income tax assets (liabilities)	11,305,000	4,274,000
Less: Valuation allowance	(11,305,000)	(4,274,000)
Total deferred income tax assets (liabilities)	$ 0	$ 0